FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	¥ 8,767	¥ 68,871
Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	8,767	68,871
Financial liabilities included in other non-current liabilities
Fair value measurement of assets
Assets at fair value	768,170	590,869
Assets measured at fair value
Fair value measurement of assets
Assets at fair value	3,517,565	3,325,563
Notes receivable
Fair value measurement of assets
Assets at fair value	1,356,480	2,867,877
Listed equity investments
Fair value measurement of assets
Assets at fair value	34,751	45,133
Other unlisted investments
Fair value measurement of assets
Assets at fair value	2,126,334	412,553
Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	8,767	68,871
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	8,767	68,871
Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	34,751	45,133
Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of assets
Assets at fair value	34,751	45,133
Significant unobservable inputs (Level 3) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	3,482,814	3,280,430
Significant unobservable inputs (Level 3) | Notes receivable
Fair value measurement of assets
Assets at fair value	1,356,480	2,867,877
Significant unobservable inputs (Level 3) | Other unlisted investments
Fair value measurement of assets
Assets at fair value	2,126,334	412,553
Fair value of instruments not measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	46,476,035	56,392,060
Fair value of instruments not measured at fair value | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	590,869	768,170
Fair value of instruments not measured at fair value | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	45,885,166	55,623,890
Fair value of instruments not measured at fair value | Significant unobservable inputs (Level 3)
Fair value measurement of liabilities
Liabilities at fair value	46,476,035	56,392,060
Fair value of instruments not measured at fair value | Significant unobservable inputs (Level 3) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	590,869	768,170
Fair value of instruments not measured at fair value | Significant unobservable inputs (Level 3) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	¥ 45,885,166	¥ 55,623,890